INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets acquired from acquisition
	June 30, 2013 (unaudited)	December 31, 2012	Weighted average amortization period (years)
Patents	$2,986,437	$500,925	3.32
Less: accumulated amortization	(484,453)	(8,773)
	$2,501,984	$492,152

	December 31, 2012	December 31, 2011

Patent rights	$500,925	$-
Accumulated amortization	(8,773)	-
Intangible assets, net	$492,152	$-

Future amortization of intangible assets, net
2013	$588,490
2014	769,386
2015	550,145
2016	279,820
2017 and thereafter	314,143
Total	$2,501,984

2013	70,186

2014	70,186
2015	70,186
2016	70,186
2017 and thereafter	211,408

Total	$492,152